OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-22213   ________________________

AlphaMark Investment Trust

(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017
(Address of principal executive offices)	(Zip code)

John F. Splain, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         August 31, 2010

Date of reporting period:       November 30, 2009

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)
COMMON STOCKS - 98.6%	Shares	Value
Consumer Discretionary - 12.1%
Diversified Consumer Services - 3.2%
Apollo Group, Inc. - Class A*	6,928	$395,381

Hotels, Restaurants & Leisure - 2.4%
McDonald's Corp.	4,679	295,946

Media - 3.4%
Discovery Communications, Inc. - Class A*	12,767	407,906

Specialty Retail - 3.1%
Staples, Inc.	16,398	382,401

Consumer Staples - 3.4%
Personal Products - 3.4%
Estée Lauder Cos., Inc. (The) - Class A	8,724	408,545

Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Southwestern Energy Co.*	7,155	314,534
XTO Energy, Inc.	7,970	338,247
		652,781
Financials - 13.6%
Capital Markets - 9.8%
Janus Capital Group, Inc.	28,018	366,756
State Street Corp.	9,758	403,005
TD AMERITRADE Holding Corp.*	21,707	426,325
		1,196,086
Diversified Financial Services - 3.8%
IntercontinentalExchange, Inc.*	4,287	457,809

Health Care - 17.7%
Biotechnology - 6.2%
Amgen, Inc.*	7,718	434,909
Myriad Genetics, Inc.*	14,175	327,726
		762,635
Health Care Equipment & Supplies - 4.0%
Medtronic, Inc.	11,428	485,004

Pharmaceuticals - 7.5%
Johnson & Johnson	6,844	430,077
Novo Nordisk A/S - ADR	7,276	485,455
		915,532

See accompanying notes to schedules of investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 12.6%
Aerospace & Defense - 3.0%
L-3 Communications Holdings, Inc.	4,582	$359,091

Commercial Services & Supplies - 2.5%
Waste Management, Inc.	9,265	304,263

Construction & Engineering - 1.3%
Jacobs Engineering Group, Inc.*	4,616	161,514

Electrical Equipment - 3.0%
Rockwell Automation, Inc.	8,500	369,665

Machinery - 2.8%
Flowserve Corp.	3,460	344,132

Information Technology - 27.7%
Communications Equipment - 4.8%
Cisco Systems, Inc.*	13,825	323,505
Nokia Corp. - ADR	19,564	259,419
		582,924
Computers & Peripherals - 6.0%
Apple, Inc.*	2,043	408,416
EMC Corp.*	18,978	319,400
		727,816
Electronic Equipment, Instruments & Components - 5.3%
Amphenol Corp. - Class A	8,088	333,226
Corning, Inc.	19,005	317,003
		650,229
Internet Software & Services - 3.8%
eBay, Inc.*	19,039	465,884

Semiconductors & Semiconductor Equipment - 5.4%
Marvell Technology Group Ltd.*	20,099	309,927
Texas Instruments, Inc.	13,941	352,568
		662,495
Software - 2.4%
Oracle Corp.	13,287	293,377

Materials - 1.5%
Chemicals - 1.5%
Potash Corp. of Saskatchewan, Inc.	1,673	188,079

See accompanying notes to schedules of investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 98.6% (Continued)	Shares	Value
Telecommunication Services - 4.6%
Diversified Telecommunication Services - 2.2%
Verizon Communications, Inc.	8,481	$266,812

Wireless Telecommunication Services - 2.4%
Millicom International Cellular S.A.*	3,903	291,944

Total Common Stocks (Cost $8,963,948)		$12,028,251

MONEY MARKET FUNDS - 1.1%	Shares	Value
AIM Liquid Assets Portfolio (The), 0.20%(a)	33,461	$33,461
Fidelity Institutional Money Market Portfolio - Select Class, 0.22%(a)	100,269	100,269
Total Money Market Funds (Cost $133,730)		$133,730

Total Investments at Value — 99.7% (Cost $9,097,678)		$12,161,981

Other Assets in Excess of Liabilities — 0.3%		33,400

Net Assets — 100.0%		$12,195,381

ADR - American Depositary Receipt.
* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of November 30, 2009.

See accompanying notes to schedules of investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)
COMMON STOCKS - 99.5%	Shares	Value
Consumer Discretionary - 16.5%
Auto Components - 4.3%
Fuel Systems Solutions, Inc.*	8,176	$394,410

Internet & Catalog Retail - 3.9%
Netflix, Inc.*	6,000	351,780

Media - 4.0%
Morningstar, Inc.*	7,930	367,635

Textiles, Apparel & Luxury Goods - 4.3%
Phillips-Van Heusen Corp.	9,645	385,800

Consumer Staples - 8.7%
Beverages - 3.8%
Viña Concha y Toro S.A. - ADR	8,462	341,188

Personal Products - 4.9%
Inter Parfums, Inc.	38,145	449,729

Energy - 4.4%
Oil, Gas & Consumable Fuels - 4.4%
Berry Petroleum Co. - Class A	14,600	399,018

Health Care - 11.0%
Biotechnology - 3.1%
Cubist Pharmaceuticals, Inc.*	16,741	279,240

Health Care Equipment & Supplies - 3.2%
Quidel Corp.*	23,300	292,881

Life Sciences Tools & Services - 4.7%
Bio-Rad Laboratories, Inc. - Class A*	4,445	429,787

See accompanying notes to schedules of investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 99.5% (Continued)	Shares	Value
Industrials - 13.9%
Aerospace & Defense - 3.6%
Elbit Systems Ltd.	5,444	$332,138

Commercial Services & Supplies - 3.3%
North American Galvanizing & Coatings, Inc.*	61,036	297,856

Electrical Equipment - 3.4%
AZZ, Inc.*	9,023	305,428

Machinery - 3.6%
Valmont Industries, Inc.	4,251	325,797

Information Technology - 35.7%
Computer & Peripherals - 4.1%
Synaptics, Inc.*	13,775	371,098

Internet Software & Services - 3.9%
Open Text Corp.*	9,337	355,460

IT Services - 4.1%
Wright Express Corp.*	12,770	372,501

Semiconductors & Semiconductor Equipment - 11.3%
Monolithic Power Systems, Inc.*	14,900	320,350
NetLogic Microsystems, Inc.*	7,800	318,240
Volterra Semiconductor Corp.*	23,300	384,217
		1,022,807
Software - 12.3%
Blackboard, Inc.*	10,740	448,180
Ebix, Inc.*	5,715	296,666
Tyler Technologies, Inc.*	18,794	375,504
		1,120,350
Materials - 9.3%
Chemicals - 9.3%
Balchem Corp.	14,649	467,010
Stepan Co.	5,944	372,808
		839,818

Total Common Stocks (Cost $7,391,038)		$9,034,721

See accompanying notes to schedules of investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS - 0.3%	Shares	Value
AIM Liquid Assets Portfolio (The), 0.20%(a)	6,185	$6,185
Fidelity Institutional Money Market Portfolio - Select Class, 0.22%(a)	18,553	18,553
Total Money Market Funds (Cost $24,738)		$24,738

Total Investments at Value — 99.8% (Cost $7,415,776)		$9,059,459

Other Assets in Excess of Liabilities — 0.2%		19,363

Net Assets — 100.0%		$9,078,822

ADR - American Depositary Receipt.
* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of November 30, 2009.

See accompanying notes to schedules of investments.

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2009 (Unaudited)

1.  Securities Valuation

The portfolio securities of AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund (the “Funds”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price.  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask price.  Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2009 by security type, as required by GAAP:

AlphaMark Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$12,028,251	$-	$-	$12,028,251
Money Market Funds	-	133,730	-	133,730
Total	$12,028,251	$133,730	$-	$12,161,981

AlphaMark Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$9,034,721	$-	$-	$9,034,721
Money Market Funds	-	24,738	-	24,738
Total	$9,034,721	$24,738	$-	$9,059,459

See each Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type, as required by GAAP.

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis as of November 30, 2009:

	AlphaMark Large Cap Growth Fund	AlphaMark Small Cap Growth Fund

Cost of portfolio investments	$9,213,890	$7,416,748

Gross unrealized appreciation	$3,166,829	$1,913,203
Gross unrealized depreciation	(218,738)	(270,492)

Net unrealized appreciation	$2,948,091	$1,642,711

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost for the Funds is due to timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   AlphaMark Investment Trust

By (Signature and Title)*	/s/ Michael L. Simon
Michael L. Simon, President

Date          January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael L. Simon
Michael L. Simon, President

Date          January 29, 2010

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date _        January 29, 2010

* Print the name and title of each signing officer under his or her signature.